Income Taxes - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Percent of limitation on taxable income	80.00%
Effective federal tax rate	$ (13,970)	$ (17,939)
Effective federal tax rate	21.00%	21.00%
Foreign
Operating Loss Carryforwards [Line Items]
Operating loss	$ 232,700
Operating loss	71,500
Tax credit carryforwards		$ 10,700
State
Operating Loss Carryforwards [Line Items]
Operating loss	232,600
Tax credit carryforwards	$ 15,100